Segment Disclosures and Related Information (Tables)	12 Months Ended
Dec. 31, 2011
Analysis of Results by Operating Segment

Analysis of Results by Operating Segment

	Millions of Dollars
	2011	2010	2009
Sales and Other Operating Revenues
Alaska	$9,533	7,462	6,428

Lower 48 and Latin America	23,507	21,980	18,303
Intersegment eliminations	(283)	(180)	(150)

Lower 48 and Latin America	23,224	21,800	18,153

Canada	6,270	6,147	5,412
Intersegment eliminations	(944)	(797)	(703)

Canada	5,326	5,350	4,709

Europe	17,119	12,819	11,852
Intersegment eliminations	(50)	(17)	—

Europe	17,069	12,802	11,852

Asia Pacific and Middle East	8,665	7,161	5,463
Intersegment eliminations	(1)	(1)	—

Asia Pacific and Middle East	8,664	7,160	5,463

Other International	1,781	2,624	2,184
LUKOIL Investment	—	—	—
Corporate and Other	159	98	39

Consolidated sales and other operating revenues	$65,756	57,296	48,828

Depreciation, Depletion, Amortization and Impairments

Alaska	$578	626	694
Lower 48 and Latin America	2,228	2,286	2,718
Canada	1,758	1,680	1,985
Europe	1,405	2,049	2,111
Asia Pacific and Middle East	1,063	1,329	1,050
Other International	196	209	210
LUKOIL Investment	—	—	—
Corporate and Other	108	71	108

Consolidated depreciation, depletion, amortization and impairments	$7,336	8,250	8,876

	Millions of Dollars
	2011	2010	2009
Equity in Earnings of Affiliates
Alaska	$(77)	8	(38)
Lower 48 and Latin America	99	80	32
Canada	677	505	344
Europe	46	41	30
Asia Pacific and Middle East	819	(17)	(68)
Other International	(329)	(540)	(73)
LUKOIL Investment	—	1,295	1,219
Corporate and Other	(1)	(4)	(7)

Consolidated equity in earnings of affiliates	$1,234	1,368	1,439

Income Taxes
Alaska	$1,171	1,017	823
Lower 48 and Latin America	741	595	(37)
Canada	(45)	215	(237)
Europe	4,459	3,118	2,272
Asia Pacific and Middle East	1,887	1,340	1,111
Other International	709	1,451	1,173
LUKOIL Investment	123	505	12
Corporate and Other	(275)	(378)	(200)

Consolidated income taxes	$8,770	7,863	4,917

Net Income Attributable to ConocoPhillips
Alaska	$1,984	1,727	1,534
Lower 48 and Latin America	1,288	1,029	(73)
Canada	91	2,902	(257)
Europe	1,830	1,703	1,119
Asia Pacific and Middle East	3,032	2,099	1,322
Other International	(94)	(261)	20
LUKOIL Investment	239	2,513	1,219
Corporate and Other	(976)	(1,317)	(1,161)
Discontinued operations	5,042	963	691

Consolidated net income attributable to ConocoPhillips	$12,436	11,358	4,414

	Millions of Dollars
	2011	2010	2009
Investments In and Advances To Affiliates
Alaska	$58	143	117
Lower 48 and Latin America	1,168	1,190	1,184
Canada	9,045	8,675	8,320
Europe	195	211	204
Asia Pacific and Middle East	11,571	11,335	9,145
Other International	381	828	1,978
LUKOIL Investment	—	—	6,411
Corporate and Other	9	—	—
Discontinued operations	10,233	9,853	9,273

Consolidated investments in and advances to affiliates	$32,660	32,235	36,632

Total Assets
Alaska	$10,723	10,832	10,449
Lower 48 and Latin America	25,872	24,213	25,098
Canada	20,847	21,168	23,559
Europe	12,452	11,335	12,589
Asia Pacific and Middle East	22,374	21,853	20,206
Other International	9,070	8,675	8,431
LUKOIL Investment	—	1,129	6,416
Corporate and Other	8,485	11,974	1,994
Discontinued operations	43,407	45,135	43,396

Consolidated total assets	$153,230	156,314	152,138

Capital Expenditures and Investments
Alaska	$774	729	810
Lower 48 and Latin America	3,882	1,790	2,035
Canada	1,761	1,356	1,176
Europe	2,222	1,190	1,144
Asia Pacific and Middle East	2,325	2,157	2,100
Other International	1,038	1,203	1,001
LUKOIL Investment	—	—	—
Corporate and Other	242	186	134

Consolidated capital expenditures and investments	$12,244	8,611	8,400

	Millions of Dollars
	2011	2010	2009
Interest Income and Expense
Interest income
Corporate	$94	54	75
Lower 48 and Latin America	51	54	59
Asia Pacific and Middle East	7	8	10
Other International	18	19	22

Interest and debt expense
Corporate	$832	1,027	1,111
Canada	122	140	156

Geographic Information

Geographic Information

	Millions of Dollars
	Sales and Other Operating Revenues*			Long-Lived Assets**
	2011	2010	2009	2011	2010	2009
United States	$32,790	29,305	24,591	33,750	32,246	32,841
Australia***	3,458	2,789	2,229	12,572	12,461	10,729
Canada	5,326	5,350	4,709	20,083	20,439	22,451
China	2,154	1,870	1,076	2,449	2,656	2,849
Indonesia	2,076	1,696	1,419	1,726	1,745	2,072
Norway	5,755	4,692	4,101	5,918	5,664	5,797
Russia	—	—	—	341	815	8,383
United Kingdom	11,314	8,110	7,751	3,257	2,975	3,768
Other foreign countries	2,883	3,484	2,952	11,465	10,265	8,704
Discontinued operations	—	—	—	25,279	25,523	26,746

Worldwide consolidated	$65,756	57,296	48,828	116,840	114,789	124,340

*	Sales and other operating revenues are attributable to countries based on the location of the operations generating the revenues.
**	Defined as net PP&E plus investments in and advances to affiliated companies.
***	Includes amounts related to the joint petroleum development area with shared ownership held by Australia and Timor-Leste.